Loans and Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Deferred Income	$ 4,400		$ 3,800
Loans	967,604	[1]	916,559	[1]		$ 862,551	$ 822,286	$ 798,351
Unfunded Credit Commitments, Consumer Mortgage First and Junior Lines of Credit Portfolio	65,900
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	506,536		456,583			414,826	377,090	359,814
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	330,840		299,892			271,795	235,358	223,703
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	132,491		122,160			111,996	112,427	106,392
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	23,916		22,164			18,728	16,934	16,983
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,289		12,367			12,307	12,371	12,736
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	461,068		459,976			447,725	445,196	438,537
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	275,579		273,869			265,386	258,507	249,912
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	46,237		53,004			59,717	65,950	75,503
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,700		34,039			31,119	26,882	24,651
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	62,286		59,966			55,740	50,808	45,998
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	40,266		39,098			35,763	43,049	42,473
Consumer Mortgage First and Junior Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans And Leases Receivable, Gross, Consumer Mortgage First and Junior Lines of Credit	57,100
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount in Amortization Period	$ 11,600
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage in Amortization Period	20.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Next Two Years	$ 7,300
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Next Two Years	13.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Two To Four Years	$ 4,400
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Two To Four Years	8.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period After Four Years	$ 33,800
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period After Four Years	59.00%
Consumer Mortgage First and Junior Lines of Credit, Amortization Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 515
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	4.00%
Consumer Mortgage First and Junior Lines of Credit, Draw Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 718
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	2.00%
Geographic Distribution, Foreign [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 65,284		58,117			50,037	47,400	37,591
Geographic Distribution, Foreign [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	55,396		49,049			44,707	41,547	37,148
Geographic Distribution, Foreign [Member] | Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,541		8,350			4,776	5,328	52
Geographic Distribution, Foreign [Member] | Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	375		444			218	187	79
Geographic Distribution, Foreign [Member] | Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 972		$ 274			$ 336	$ 338	$ 312
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%		10.00%
Acquired Consumer Mortgage Loan Portfolio [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%				10.00%
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 321,816		$ 326,873
Residential Mortgage [Member] | Interest-only Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	7.00%		9.00%
CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	12.00%		13.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%		5.00%
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%		2.00%
Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Minimum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Minimum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Maximum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years
Maximum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.